Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income loss	$ (67,483,880)	$ 83,028,802	$ 105,952,020
Adjustment to reconcile net income to net cash used in operating activities:
Stock based compensation expense	4,511,190	5,621,588	3,382,628
Amortization of deferred charges	2,828,337	7,725,283	12,182,821
(Gain)/loss on extinguishment of debt	1,843,306	8,580,510	21,443,949
Other receivables	(88,480,519)	(81,286,710)	(118,383,454)
Other current assets	(2,610,160)	(606,623)	4,174,280
Other payable and accrued liabilities	241,107,544	(18,090,325)	(73,276,156)
Payroll and welfare payables	(7,198,828)	(9,363,632)	7,097,694
Net cash (used in) /provided by operating activities	336,766,542	272,256,758	(22,901,923)
Cash flows from financing activities:
Changes in due from subsidiaries	(24,477,542)	(25,024,684)	(79,846,860)
Proceeds from short-term bank loans	105,007,105	84,837,579	310,137,935
Repayment of long-term bank loans	(199,845,816)	(9,156,553)	(65,519,223)
Proceeds from long-term bank loans	433,177,672	255,750,791	337,961,266
Proceeds from other long-term debts	1,047,849,099	1,170,084,599	339,551,378
Repayment of other long-term debts	(882,010,043)	(233,164,117)	(218,895,920)
Purchase of treasury shares	(2,483,896)	(26,080,876)	(19,846,720)
Dividends to shareholders	(14,284,148)	(19,647,356)	(25,739,147)
Payment of financing cost	(6,361,147)	(4,304,339)	(16,574,059)
Proceeds from exercise of stock options	134,790	166,480	1,390,666
Net cash used in financing activities	(190,069,001)	(278,472,789)	(189,581,282)
Cash and cash equivalents, at the beginning of the year	662,606,063	674,141,554
Cash and cash equivalents, at end of the period	926,809,581	662,606,063	674,141,554
Parent Company [Member]
Cash flows from operating activities:
Net income loss	(81,913,808)	68,344,527	73,034,549
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(41,999,605)	(203,098,135)	(195,548,594)
Stock based compensation expense	2,848,897	3,782,307	3,152,908
Amortization of deferred charges	5,488,205	7,445,276	7,415,821
(Gain)/loss on extinguishment of debt	5,911,528	(536,011)	(3,267,457)
Other receivables	(178,566)	654,500	(665,428)
Other current assets		172,920	(203,789)
Other payable and accrued liabilities	77,648	(291,915)	7,342,974
Payroll and welfare payables	7,281,565	(597,023)	(590,356)
Amount due from related parties	402,431	348,076	213,796
Net cash (used in) /provided by operating activities	(102,081,705)	(123,775,478)	(109,115,576)
Cash flows from financing activities:
Changes in due from subsidiaries	224,773,858	212,589,733	53,143,354
Proceeds from short-term bank loans	28,080,000	19,900,000
Repayment of long-term bank loans	(23,078,000)	(110,311,908)	(13,250,000)
Proceeds from long-term bank loans		100,440,000	3,178,000
Proceeds from other long-term debts	378,852,273	300,000,000	200,000,000
Repayment of other long-term debts	(508,900,000)	(413,300,000)
Purchase of treasury shares	(2,483,896)	(26,080,876)	(19,846,720)
Dividends to shareholders	(14,284,148)	(19,647,356)	(25,739,147)
Payment of financing cost	(7,141,511)	(2,075,789)	(4,082,815)
Purchase of shares under RSU plan		(2,920,216)	(7,797,949)
Proceeds from exercise of stock options	134,790	166,480	1,390,666
Net cash used in financing activities	75,953,366	58,760,068	186,995,389
Net (decrease)/increase in cash and cash equivalents	(26,128,339)	(65,015,410)	77,879,813
Cash and cash equivalents, at the beginning of the year	28,591,381	93,606,791	15,726,978
Cash and cash equivalents, at end of the period	$ 2,463,042	$ 28,591,381	$ 93,606,791